Intangible assets - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Apr. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Increase (decrease) in goodwill	€ 1,185
Goodwill	13,143		€ 11,958
Impairment loss recognised in profit or loss, goodwill	€ 0
TSB Banking Group Limited
Disclosure of information for cash-generating units [line items]
Goodwill		€ 777